Customer deposits (Tables)	12 Months Ended
Dec. 31, 2017
Customer deposits
Schedule of customer deposits

	Millions of euros
	2017	2016	2015

Classification:
Financial liabilities held for trading	28,179	9,996	9,187
Financial liabilities designated at fair value through profit or loss.	28,945	23,345	26,357
Financial liabilities at amortized cost	720,606	657,770	647,598
	777,730	691,111	683,142
Geographical area:
Spain	260,181	181,888	183,778
European Union (excluding Spain)	318,580	295,059	311,314
United States and Puerto Rico	50,771	63,429	59,814
Other OECD countries	62,980	62,761	57,817
Latin America (non-OECD)	84,752	87,519	69,792
Rest of the world	466	455	627
	777,730	691,111	683,142
Type:
Demand deposits-
Current accounts	328,217	279,494	257,192
Savings accounts	189,845	180,611	180,415
Other demand deposits	7,010	7,156	5,489
Time deposits-
Fixed-term deposits and other term deposits	195,285	176,581	196,965
Home-purchase savings accounts	45	50	59
Discount deposits	3	448	448
Hybrid financial liabilities	4,295	3,986	5,174
Subordinated liabilities	21	24	20
Repurchase agreements	53,009	42,761	37,380
	777,730	691,111	683,142